Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Outstanding Long-term Debt
Our notes payable consist of the following (in millions):

	As of December 31,
	2016	2015	Interest Rates
Sale/leaseback transactions involving real estate accounted for as financings	$48.2	$28.0	7.5% to 11.2%
Acquisition of an inpatient rehabilitation unit	—	1.3	7.8%
Construction of a new hospital	7.4	9.6	LIBOR + 2.5%; 3.1% and 2.7% as of December 31, 2016 and 2015, respectively
Other	0.2	0.3	6.8%
Other notes payable	$55.8	$39.2
Our long-term debt outstanding consists of the following (in millions):

	As of December 31,
	2016	2015
Credit Agreement—
Advances under revolving credit facility	$152.0	$130.0
Term loan facilities	421.2	443.3
Bonds payable—
7.75% Senior Notes due 2022	—	174.3
5.125% Senior Notes due 2023	295.3	294.6
5.75% Senior Notes due 2024	1,193.2	1,192.6
5.75% Senior Notes due 2025	343.9	343.4
2.00% Convertible Senior Subordinated Notes due 2043	275.7	265.9
Other notes payable	55.8	39.2
Capital lease obligations	279.3	288.2
	3,016.4	3,171.5
Less: Current portion	(37.1)	(36.8)
Long-term debt, net of current portion	$2,979.3	$3,134.7

Schedule of Debt Maturities
The following chart shows scheduled principal payments due on long-term debt for the next five years and thereafter (in millions):

Year Ending December 31,	Face Amount	Net Amount
2017	$37.1	$37.1
2018	38.1	38.1
2019	39.7	39.6
2020	836.2	790.7
2021	10.7	10.7
Thereafter	2,117.9	2,100.2
Total	$3,079.7	$3,016.4

Schedule of Redemption Prices for Senior Notes
We may redeem the 2023 Notes, in whole or in part, at any time on or after March 15, 2018 at the redemption prices set forth below:

Period	Redemption Price*
2018	103.844%
2019	102.563%
2020	101.281%
2021 and thereafter	100.000%
We may redeem the 2025 Notes, in whole or in part, at any time on or after September 15, 2020, at the redemption prices set forth below:

Period	Redemption Price*
2020	102.875%
2021	101.917%
2022	100.958%
2023 and thereafter	100.000%
* Expressed in percentage of principal amount
We may redeem the 2024 Notes, in whole or in part, at any time on or after November 1, 2017, at the redemption prices set forth below:

Period	Redemption Price*
2017	102.875%
2018	101.917%
2019	100.958%
2020 and thereafter	100.000%